April 6, 2010

Securities and Exchange Commission                                                                                                           VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management: Attn: Mr. Larry Green

Re:	American Pension Investors Trust Trust, File Nos. 811-04262 and 002-96538

Dear Mr. Green:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended, we are, on behalf of American Pension Investors Trust (the “Trust”), filing Post-Effective Amendment # 50 (“PEA#50”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA # 50 is being filed to update financial information relating to Class A and Class C shares of five of the Trust's series, the API Efficient Frontier Growth Fund, the API Efficient Frontier Capital Income Fund, the API Efficient Frontier Multiple Index Fund, the API Efficient Frontier Value Fund, and the API Efficient Frontier Income Fund, and to conform the Trust's Registration Statement to the new formatting requirements under recent amendments to Form N1-A.

Since the is the Trust's first filing under the new Form N1-A requirements, this PEA # 50 is being filed for review as required in the adopting release. On December 22, 2009, the Trust filed PEA # 49 to register Class A shares of each of the five above-described Funds.  That filing was thoroughly reviewed by your offices and much of the language contained in this PEA# 50 is directly reflective of the comments provided to the Trust arising out of the review of PEA # 49.

We have taken extra time in the preparation of this PEA#50 to ensure that we have included all the required disclosure under the new N1-A formatting requirements, and we are confident that we have done so.  Accordingly, we are requesting that the Commission accelerate the effectiveness of this filing to June 1, 2010.

This PEA # 50 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA # 14 to me at the below-listed address and phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones
DAVID D. JONES

395 Sawdust Road, Suite 2137, The Woodlands, TX  77380    (P) & (F)  866-862-1719
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